Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Summary of reconciles the statutory rates to the Company's effective tax rate
	For the Years Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Statutory rates in Cayman Islands and BVI	0.0%	0.0%	0.0%
Statutory rates in Hong Kong	16.5%	15.0%	0.0%
Statutory rates in PRC	25.0%	25.0%	25.0%
Temporary tax holiday in the PRC	-25.0%	0.0%	0.0%
Foreign earned income not subject to taxes in the Cayman Island	-16.5%	-40.0%	-25.0%
Additional accruals in the PRC	0.0%	83.5%	12.0%
Effect of valuation allowance	0.0%	0.0%	8.2%
Effective income tax rate	0.0%	83.5%	20.2%

Schedule of income tax expenses benefits
	For the Years Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Income (loss) before taxes:
Cayman Islands	$(700,040)	$(1,550,037)	$(119,790)
BVI	-	-	(46,630)
Hong Kong	(45,955)	63,343	(4,229)
PRC	(713,775)	2,245,611	2,348,948
Total income (loss) before taxes	(1,459,770)	758,917	2,178,299

Provision for taxes (benefits):
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	633,614	464,327
Provision for income taxes (benefits)	-	633,614	464,327

Deferred tax assets:
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	179,665	-
Less: Valuation allowance	-	(179,665)	-
Currency effect	-	-	-
Deferred tax assets, net	-	-	-

Total provision for taxes	$-	$633,614	$464,327
Effective tax rate	0.0%	83.5%	21.3%